UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Canadian Imperial Holdings Inc.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-11290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:

Jeffrey Thibeault
____________________      	  New York, NY              11/2/11
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name




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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $22,412 (x1000)






List of Other Included Managers:  NONE



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CANADIAN IMPERIAL HOLDINGS INC.                        DATE MAR11
(COLUMN 1)              (COLUMN 2) (COLUMN 3)  (COLUMN 4)(COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ___________       ________ ________ ________      ________ ________ ________

ALLSTATE CORP                 COM  020002101        261     8,200SH          8,200        0        0         8,200        0        0
ALTRIA GROUP INC              COM  02209S103        462    17,753SH         17,753        0        0        17,753        0        0
BANK OF AMERICA CORPORATION   COM  060505104        667    50,075SH         50,075        0        0        50,075        0        0
BECKMAN COULTER INC           COM  075811109      2,284    27,500SH PUT     27,500        0        0        27,500        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108        394    14,909SH         14,909        0        0        14,909        0        0
CHEVRON CORP NEW              COM  166764100        505     4,699SH          4,699        0        0         4,699        0        0
CITIGROUP INC                 COM  172967101        138    31,286SH         31,286        0        0        31,286        0        0
COMCAST CORP NEW              CL A 20030N101        265    10,709SH         10,709        0        0        10,709        0        0
CONSOLIDATED EDISON INC       COM  209115104        210     4,139SH          4,139        0        0         4,139        0        0
DELL INC                      COM  24702R101        511    35,219SH         35,219        0        0        35,219        0        0
DOW CHEM CO                   COM  260543103        330     8,740SH          8,740        0        0         8,740        0        0
DUKE ENERGY CORP NEW          COM  26441C105        410    22,583SH         22,583        0        0        22,583        0        0
EMERGENCY MEDICAL SVCS CORP   CL A 29100P102	    636    10,000SH CALL    10,000        0        0        10,000        0        0
GENZYME CORP                  COM  372917104      2,726    35,804SH         35,804        0        0        35,804        0        0
GENZYME CORP                  COM  372917104        936    12,300SH CALL    12,300        0        0        12,300        0        0
HERSHEY CO                    COM  427866108        412     7,587SH          7,587        0        0         7,587        0        0
JPMORGAN CHASE & CO           COM  46625H100        290     6,300SH          6,300        0        0         6,300        0        0
JOHNSON & JOHNSON             COM  478160104      2,432    41,045SH         41,045        0        0        41,045        0        0
MERCK & CO INC NEW            COM  58933Y105        945    28,633SH         28,633        0        0        28,633        0        0
PEPSICO INC                   COM  713448108        395     6,134SH          6,134        0        0         6,134        0        0
PFIZER INC                    COM  717081103        528    25,994SH         25,994        0        0        25,994        0        0
PROCTER & GAMBLE CO           COM  742718109        301     4,889SH          4,889        0        0         4,889        0        0
SELECT SECTOR SPDR TR         SBI  81369Y605      2,950   180,000SH        180,000        0        0       180,000        0        0
SOUTHERN CO                   COM  842587107        290     7,601SH          7,601        0        0         7,601        0        0
VERIZON COMMUNICATIONS INC    COM  92343V104        320     8,305SH          8,305        0        0         8,305        0        0
VISA INC                      COM  92826C839      1,654    22,470SH         22,470        0        0        22,470        0        0
WAL MART STORES INC           COM  931142103        488     9,369SH          9,369        0        0         9,369        0        0
WELLS FARGO & CO NEW          COM  949746101        337    10,634SH         10,634        0        0        10,634        0        0
WIMM BILL DANN FOODS OJSC     SPON 97263M109        335    10,000SH PUT     10,000        0        0        10,000        0        0
       PAGE TOTAL               29               22,412
      GRAND TOTAL               29               22,412


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